Assets Pledged and Received as Collateral - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Loaned securities for which the borrowers have the right to sell or repledge	¥ 7,731,243	¥ 5,201,373
Fair value of securities and bills accepted as collateral	12,218,264	13,673,077
Fair value of securities sold or repledged to others	¥ 8,839,133	¥ 7,787,059